OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 11 - OTHER LIABILITIES

Other liabilities are as follows:

	December 31,
	2024	2023
Deferred wage tax and social security (1)	$7,227	$11,601
Deferred VAT (1)	4,858	7,809
Severance pay liability	1,881	1,838
Other	-	790
Total other liabilities	$13,966	$22,038

(1)
Deferred VAT and deferred wage tax relate to governmental support provided by the Dutch government, where they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March - December 2021 to be paid in 60 instalments starting October 2022 (see note 13).